Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,130,137.46

Principal:
Principal Collections	$19,286,872.74
Prepayments in Full	$14,704,345.37
Liquidation Proceeds	$136,702.90
Recoveries	$3,946.61
Sub Total	$34,131,867.62
Collections	$37,262,005.08

Purchase Amounts:
Purchase Amounts Related to Principal	$138,052.44
Purchase Amounts Related to Interest	$639.65
Sub Total	$138,692.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,400,697.17

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,400,697.17
Servicing Fee	$730,811.51	$730,811.51	$0.00	$0.00	$36,669,885.66
Interest - Class A-1 Notes	$827.66	$827.66	$0.00	$0.00	$36,669,058.00
Interest - Class A-2 Notes	$114,233.33	$114,233.33	$0.00	$0.00	$36,554,824.67
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$36,416,189.67
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$36,362,807.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,362,807.42
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$36,336,244.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,336,244.42
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$36,314,678.42
Third Priority Principal Payment	$14,315,144.30	$14,315,144.30	$0.00	$0.00	$21,999,534.12
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$21,964,993.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,964,993.45
Regular Principal Payment	$28,198,963.48	$21,964,993.45	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,400,697.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$14,315,144.30
Regular Principal Payment					$21,964,993.45
Total					$36,280,137.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$4,514,524.47	$19.22	$827.66	$0.00	$4,515,352.13	$19.22
Class A-2 Notes	$31,765,613.28	$92.69	$114,233.33	$0.33	$31,879,846.61	$93.02
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$36,280,137.75	$33.81	$389,747.91	$0.36	$36,669,885.66	$34.17

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$4,514,524.47	0.0192189	$0.00	0.0000000
Class A-2 Notes	$342,700,000.00	1.0000000	$310,934,386.72	0.9073078
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$842,664,524.47	0.7852985	$806,384,386.72	0.7514882

Pool Information
Weighted Average APR	4.268%	4.254%
Weighted Average Remaining Term	52.36	51.56
Number of Receivables Outstanding	42,015	40,387
Pool Balance	$876,973,809.58	$842,613,645.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$840,290,523.10	$807,309,380.17
Pool Factor	0.8001234	0.7687742

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$12,639,204.68
Yield Supplement Overcollateralization Amount	$35,304,265.45
Targeted Overcollateralization Amount	$42,463,228.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,229,258.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		181	$94,190.51
(Recoveries)		4	$3,946.61
Net Losses for Current Collection Period			$90,243.90
Cumulative Net Losses Last Collection Period			$348,280.05
Cumulative Net Losses for all Collection Periods			$438,523.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.12%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.89%	339	$7,473,931.17
61-90 Days Delinquent	0.07%	29	$614,112.32
91-120 Days Delinquent	0.01%	4	$93,989.15
Over 120 Days Delinquent	0.01%	2	$82,802.75
Total Delinquent Receivables	0.98%	374	$8,264,835.39

Repossession Inventory:
Repossessed in the Current Collection Period		22	$539,376.44
Total Repossessed Inventory		30	$751,923.17

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1819%
Preceding Collection Period			0.1675%
Current Collection Period			0.1260%
Three Month Average			0.1584%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0686%
Preceding Collection Period			0.0619%
Current Collection Period			0.0867%
Three Month Average			0.0724%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer